Schedule of Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid rent	$ 57,323	$ 445,272	$ 431,972
Prepayments			371,143
Prepaid expense	1,357,025	10,540,963	803,115
Less: amount classified as long term deposit			(431,972)
Prepaid expense and other current asset	1,357,025	10,540,963	$ 371,143
Prepayments
Prepaid insurance	111,209	863,840
Prepaid legal and professional fees	520,577	4,043,686
Prepaid marketing	1,124,027	8,731,108
Prepaid repair and maintenance	10,394	80,737
prepaid expense current	3,290	25,553
Prepaid expense gross	1,826,819	14,190,196
Provision for credit loss on prepaid expenses	(13,283)	(103,182)
Prepaid expense current	1,813,537	14,087,014
Prepaid expenses and deposits non current	(456,512)	(3,546,051)
Prepaid expense and other current assets current	1,357,025	10,540,963
Rental deposits	55,611	431,972
Prepaid legal and professional fees non current	87,864	682,500
Prepaid marketing non current	310,785	2,414,082
Prepaid repair and maintenance non current	5,377	41,770
Prepaid expenses and deposits non current gross	459,637	3,570,324
Less provision for credit losses	(3,125)	(24,273)
Prepaid expense non current	$ 456,512	$ 3,546,051